Label	Element	Value
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2015 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2015 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	40.00%
Focused Dynamic Growth Fund	5.54%
Avantis U.S. Equity Fund	8.44%
American Century Low Volatility ETF	5.00%
NT Focused Large Cap Value Fund	6.72%
NT Heritage Fund	0.45%
NT Mid Cap Value Fund	1.65%
Small Cap Growth Fund	0.86%
Avantis U.S. Small Cap Value Fund	0.86%
Focused International Growth Fund	2.36%
Avantis International Equity Fund	4.36%
Non-U.S. Intrinsic Value Fund	2.76%
NT International Small-Mid Cap Fund	0.00%
NT Emerging Markets Fund	0.00%
Avantis Emerging Markets Equity Fund	0.00%
NT Global Real Estate Fund	1.00%

Fixed-Income Securities (Bond Funds)	54.00%
Avantis Core Fixed Income Fund	26.40%
Global Bond Fund	12.00%
NT High Income Fund	3.60%
Emerging Markets Debt Fund	1.20%
Short Duration Inflation Protection Bond Fund	6.00%
Inflation-Adjusted Bond Fund	4.80%

Short-Term Investments (Short-Term Funds)	6.00%
Avantis Short-Term Fixed Income Fund	6.00%

The target date in the fund name (2015) refers to the approximate year an investor retired. Any new investments in the fund are being made after the target date. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who retired at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The fund’s neutral mix is expected to remain fixed at 40% stock funds, 54% bond funds and 6% short-term funds.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•ETF Risk – ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.
•High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2015 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAALX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2020 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	43.75%
Focused Dynamic Growth Fund	6.26%
Avantis U.S. Equity Fund	9.53%
American Century Low Volatility ETF	4.34%
NT Focused Large Cap Value Fund	7.31%
NT Heritage Fund	0.73%
NT Mid Cap Value Fund	1.78%
Small Cap Growth Fund	0.95%
Avantis U.S. Small Cap Value Fund	0.95%
Focused International Growth Fund	2.53%
Avantis International Equity Fund	4.65%
Non-U.S. Intrinsic Value Fund	2.90%
NT International Small-Mid Cap Fund	0.16%
NT Emerging Markets Fund	0.23%
Avantis Emerging Markets Equity Fund	0.30%
NT Global Real Estate Fund	1.13%

Fixed-Income Securities (Bond Funds)	52.05%
Avantis Core Fixed Income Fund	25.49%
Global Bond Fund	11.25%
NT High Income Fund	4.29%
Emerging Markets Debt Fund	1.58%
Short Duration Inflation Protection Bond Fund	4.94%
Inflation-Adjusted Bond Fund	4.50%

Short-Term Investments (Short-Term Funds)	4.20%
Avantis Short-Term Fixed Income Fund	4.20%

The target date in the fund name (2020) refers to the approximate year an investor retired. Any new investments in the fund are being made after the target date. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who retired at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.
•High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAAOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2020 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2025 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	49.88%
Focused Dynamic Growth Fund	7.43%
Avantis U.S. Equity Fund	11.31%
American Century Low Volatility ETF	3.31%
NT Focused Large Cap Value Fund	8.25%
NT Heritage Fund	1.18%
NT Mid Cap Value Fund	2.00%
Small Cap Growth Fund	1.08%
Avantis U.S. Small Cap Value Fund	1.08%
Focused International Growth Fund	2.79%
Avantis International Equity Fund	5.09%
Non-U.S. Intrinsic Value Fund	3.10%
NT International Small-Mid Cap Fund	0.42%
NT Emerging Markets Fund	0.72%
Avantis Emerging Markets Equity Fund	0.76%
NT Global Real Estate Fund	1.36%

Fixed-Income Securities (Bond Funds)	48.07%
Avantis Core Fixed Income Fund	23.59%
Global Bond Fund	10.03%
NT High Income Fund	4.84%
Emerging Markets Debt Fund	2.01%
Short Duration Inflation Protection Bond Fund	3.59%
Inflation-Adjusted Bond Fund	4.01%

Short-Term Investments (Short-Term Funds)	2.05%
Avantis Short-Term Fixed Income Fund	2.05%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.
•High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2025 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2030 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2030 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	57.57%
Focused Dynamic Growth Fund	8.89%
Avantis U.S. Equity Fund	13.51%
American Century Low Volatility ETF	2.06%
NT Focused Large Cap Value Fund	9.40%
NT Heritage Fund	1.75%
NT Mid Cap Value Fund	2.27%
Small Cap Growth Fund	1.25%
Avantis U.S. Small Cap Value Fund	1.25%
Focused International Growth Fund	3.09%
Avantis International Equity Fund	5.58%
Non-U.S. Intrinsic Value Fund	3.29%
NT International Small-Mid Cap Fund	0.78%
NT Emerging Markets Fund	1.51%
Avantis Emerging Markets Equity Fund	1.30%
NT Global Real Estate Fund	1.64%

Fixed-Income Securities (Bond Funds)	41.57%
Avantis Core Fixed Income Fund	21.18%
Global Bond Fund	8.49%
NT High Income Fund	4.90%
Emerging Markets Debt Fund	2.29%
Short Duration Inflation Protection Bond Fund	1.79%
Inflation-Adjusted Bond Fund	2.92%

Short-Term Investments (Short-Term Funds)	0.86%
Avantis Short-Term Fixed Income Fund	0.86%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[12]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2030 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2035 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	65.63%
Focused Dynamic Growth Fund	10.46%
Avantis U.S. Equity Fund	15.87%
American Century Low Volatility ETF	0.45%
NT Focused Large Cap Value Fund	10.57%
NT Heritage Fund	2.42%
NT Mid Cap Value Fund	2.54%
Small Cap Growth Fund	1.43%
Avantis U.S. Small Cap Value Fund	1.43%
Focused International Growth Fund	3.34%
Avantis International Equity Fund	5.97%
Non-U.S. Intrinsic Value Fund	3.39%
NT International Small-Mid Cap Fund	1.25%
NT Emerging Markets Fund	2.68%
Avantis Emerging Markets Equity Fund	1.88%
NT Global Real Estate Fund	1.95%

Fixed-Income Securities (Bond Funds)	34.23%
Avantis Core Fixed Income Fund	18.29%
Global Bond Fund	6.87%
NT High Income Fund	4.55%
Emerging Markets Debt Fund	2.38%
Short Duration Inflation Protection Bond Fund	0.29%
Inflation-Adjusted Bond Fund	1.85%

Short-Term Investments (Short-Term Funds)	0.14%
Avantis Short-Term Fixed Income Fund	0.14%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[14]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2035 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2040 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2040 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	73.12%
Focused Dynamic Growth Fund	11.73%
Avantis U.S. Equity Fund	17.80%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	11.74%
NT Heritage Fund	2.82%
NT Mid Cap Value Fund	2.82%
Small Cap Growth Fund	1.59%
Avantis U.S. Small Cap Value Fund	1.59%
Focused International Growth Fund	3.66%
Avantis International Equity Fund	6.54%
Non-U.S. Intrinsic Value Fund	3.66%
NT International Small-Mid Cap Fund	1.50%
NT Emerging Markets Fund	3.29%
Avantis Emerging Markets Equity Fund	2.19%
NT Global Real Estate Fund	2.19%

Fixed-Income Securities (Bond Funds)	26.88%
Avantis Core Fixed Income Fund	14.52%
Global Bond Fund	5.37%
NT High Income Fund	3.67%
Emerging Markets Debt Fund	1.98%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	1.34%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[16]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2040 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2045 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	80.43%
Focused Dynamic Growth Fund	12.91%
Avantis U.S. Equity Fund	19.58%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	12.91%
NT Heritage Fund	3.10%
NT Mid Cap Value Fund	3.10%
Small Cap Growth Fund	1.75%
Avantis U.S. Small Cap Value Fund	1.75%
Focused International Growth Fund	4.02%
Avantis International Equity Fund	7.20%
Non-U.S. Intrinsic Value Fund	4.02%
NT International Small-Mid Cap Fund	1.65%
NT Emerging Markets Fund	3.62%
Avantis Emerging Markets Equity Fund	2.41%
NT Global Real Estate Fund	2.41%

Fixed-Income Securities (Bond Funds)	19.57%
Avantis Core Fixed Income Fund	10.57%
Global Bond Fund	3.91%
NT High Income Fund	2.67%
Emerging Markets Debt Fund	1.44%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	0.98%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2045 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2050 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	85.31%
Focused Dynamic Growth Fund	13.68%
Avantis U.S. Equity Fund	20.77%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	13.69%
NT Heritage Fund	3.28%
NT Mid Cap Value Fund	3.28%
Small Cap Growth Fund	1.86%
Avantis U.S. Small Cap Value Fund	1.86%
Focused International Growth Fund	4.27%
Avantis International Equity Fund	7.64%
Non-U.S. Intrinsic Value Fund	4.27%
NT International Small-Mid Cap Fund	1.75%
NT Emerging Markets Fund	3.84%
Avantis Emerging Markets Equity Fund	2.56%
NT Global Real Estate Fund	2.56%

Fixed-Income Securities (Bond Funds)	14.69%
Avantis Core Fixed Income Fund	7.94%
Global Bond Fund	2.94%
NT High Income Fund	2.00%
Emerging Markets Debt Fund	1.08%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	0.73%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[20]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2050 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2055 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	89.06%
Focused Dynamic Growth Fund	14.30%
Avantis U.S. Equity Fund	21.68%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	14.29%
NT Heritage Fund	3.43%
NT Mid Cap Value Fund	3.43%
Small Cap Growth Fund	1.94%
Avantis U.S. Small Cap Value Fund	1.94%
Focused International Growth Fund	4.45%
Avantis International Equity Fund	7.97%
Non-U.S. Intrinsic Value Fund	4.45%
NT International Small-Mid Cap Fund	1.83%
NT Emerging Markets Fund	4.01%
Avantis Emerging Markets Equity Fund	2.67%
NT Global Real Estate Fund	2.67%

Fixed-Income Securities (Bond Funds)	10.94%
Avantis Core Fixed Income Fund	5.91%
Global Bond Fund	2.19%
NT High Income Fund	1.49%
Emerging Markets Debt Fund	0.80%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	0.55%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AADZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[22]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2055 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2060 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2060 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	90.00%
Focused Dynamic Growth Fund	14.43%
Avantis U.S. Equity Fund	21.91%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	14.45%
NT Heritage Fund	3.47%
NT Mid Cap Value Fund	3.47%
Small Cap Growth Fund	1.96%
Avantis U.S. Small Cap Value Fund	1.96%
Focused International Growth Fund	4.50%
Avantis International Equity Fund	8.06%
Non-U.S. Intrinsic Value Fund	4.50%
NT International Small-Mid Cap Fund	1.84%
NT Emerging Markets Fund	4.05%
Avantis Emerging Markets Equity Fund	2.70%
NT Global Real Estate Fund	2.70%

Fixed-Income Securities (Bond Funds)	10.00%
Avantis Core Fixed Income Fund	5.39%
Global Bond Fund	2.00%
NT High Income Fund	1.37%
Emerging Markets Debt Fund	0.74%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	0.50%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2060) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[24]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2060 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	One Choice Blend+ 2065 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return consistent with its asset mix.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 66 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	Because the fund buys and sells shares of other American Century mutual funds directly from the issuers, the fund is not expected to incur transaction costs directly other than transaction costs associated with purchasing exchange-traded funds and futures. However, as a shareholder in the underlying mutual funds, the fund indirectly pays transaction costs, such as commissions, when the underlying mutual funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
One Choice Blend+ 2065 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other mutual funds and exchange-traded funds (ETFs) advised by American Century (collectively, the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). Short-term investments include underlying funds that invest in fixed-income or debt instruments and have a shorter-term weighted average duration, typically three years or less. The following table indicates the fund’s neutral mix; that is, how the fund’s investments generally will be allocated among the major asset classes. The table also shows the neutral weightings of each underlying fund currently being used within the various asset classes. This information is as of the date of this prospectus.

Equity Securities (Stock Funds)	90.00%
Focused Dynamic Growth Fund	14.43%
Avantis U.S. Equity Fund	21.91%
American Century Low Volatility ETF	0.00%
NT Focused Large Cap Value Fund	14.45%
NT Heritage Fund	3.47%
NT Mid Cap Value Fund	3.47%
Small Cap Growth Fund	1.96%
Avantis U.S. Small Cap Value Fund	1.96%
Focused International Growth Fund	4.50%
Avantis International Equity Fund	8.06%
Non-U.S. Intrinsic Value Fund	4.50%
NT International Small-Mid Cap Fund	1.84%
NT Emerging Markets Fund	4.05%
Avantis Emerging Markets Equity Fund	2.70%
NT Global Real Estate Fund	2.70%

Fixed-Income Securities (Bond Funds)	10.00%
Avantis Core Fixed Income Fund	5.39%
Global Bond Fund	2.00%
NT High Income Fund	1.37%
Emerging Markets Debt Fund	0.74%
Short Duration Inflation Protection Bond Fund	0.00%
Inflation-Adjusted Bond Fund	0.50%

Short-Term Investments (Short-Term Funds)	0.00%

The target date in the fund name (2065) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The target date does not necessarily represent the specific year you expect to need your assets. It is intended only as a general guide and assumes a retirement age of 65. The fund may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. Over time, the fund’s neutral mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and short-term investments. The fund will reach its most conservative allocation approximately five years after the target date, at which point its neutral mix is expected to become fixed at 40% stock funds, 54% bond funds and 6% short-term funds. The following chart shows how the neutral mix is expected to change over time according to a predetermined glide path.
The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. In order to better balance risks in changing market environments, the portfolio managers may make modest deviations from the neutral mix in light of prevailing market conditions. In order to implement such deviations, the fund may purchase futures directly. We reserve the right to modify the neutral mix and underlying funds from time to time should circumstances warrant a change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s neutral mix, selecting and weighting the underlying funds, and implementing any deviations from the neutral mix. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks – The fund’s performance and risks reflect the performance and risks of the underlying American Century Investments funds in which it invests. The fund’s investment in other American Century Investments funds may create a conflict of interest for the fund’s advisor.
•“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.
•Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.
•Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.
•Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.
•Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying funds.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
For current performance information, please visit americancentury.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund is new, the fund does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAELX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[26]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 655
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 825
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 344
American Century Asset Allocation Portfolio | ONE CHOICE BLEND+ 2065 PORTFOLIO | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 74

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[3]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[4]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[6]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[7]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[9]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[11]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[12]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[13]	Other Expenses are based on estimated amounts for the current fiscal year.
[14]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[15]	Other Expenses are based on estimated amounts for the current fiscal year.
[16]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[17]	Other Expenses are based on estimated amounts for the current fiscal year.
[18]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[19]	Other Expenses are based on estimated amounts for the current fiscal year.
[20]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[21]	Other Expenses are based on estimated amounts for the current fiscal year.
[22]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[23]	Other Expenses are based on estimated amounts for the current fiscal year.
[24]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[25]	Other Expenses are based on estimated amounts for the current fiscal year.
[26]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.